Borrowings (Details) $ in Millions			1 Months Ended				12 Months Ended
	Nov. 12, 2021 USD ($)	Sep. 01, 2017	Sep. 30, 2021 USD ($)	Dec. 23, 2019	Nov. 20, 2018 USD ($)	Nov. 20, 2018 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Borrowings (Details) [Line Items]
Loan amounts					$ 35,000,000	$ 200,434
Loan installment term							5 years
Percentage of interest rate							5.30%
Internal rate		12.00%					1.00%
Financial commitments of description							●Indebtedness Indicator (Indebtedness/EBITDA) as of June 30 and December 30 of each year, during the loan term, must be less than or equal to 3.5 times. If the indicator is greater than 3.0 and less than 3.5, it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent. ●Short-term leverage ratio < 1.0 on the last day of each semester. ●EBITDA ratio / financial expenses = or > 3.0 on the last day of each semester.
Other commitments of description							●The syndicated credit agreement establishes that each of the jointly obligated parties, unless they have the express, prior and written authorization of the Agent, will refrain from incurring any type of financial debt when the proforma indebtedness indicator, once acquired the additional financial debt, is greater than 3.0 times and maintaining any type of financial debt when the pro forma indebtedness indicator, once the national debt is acquired, is greater than 3.5 times. ●Each of the joint obligated parties, except with express, prior and written authorization of the Agent to do otherwise, will refrain from contracting finance and/or operating lease obligations with purchase option with a joint balance payable greater than $85,000,000 (Eighty-Five Billion Pesos, local currency) or its equivalent in another currency. For purposes of clarity, the reclassification of obligations as financial lease obligations by application of the Accounting Standards will not consume the balance set forth herein and may not be renewed. ●The payment of dividends is restricted to anyone other than the jointly obligated parties.
Agreement term description		On September 1, 2017, the Company and IFC entered into various agreements, including an agreement that granted the right to IFC to put back all or some of the 410,755 ordinary shares it holds in the Company, during a three year period after the eight anniversary of such agreement, in exchange for cash.		December 23, 2019 that granted the right to Hoche to put back all or some of the 492,320 ordinary shares it holds in the Company, during a three year period after the eight anniversary after September 1, 2017, in exchange for cash. The amount payable by the Company, if Hoche exercised its option, would have been equal to an amount that generates a 12% internal rate of return over Hoche’s subscription.
Pledge ordinary shares percentage							37.00%
Description of covenants established							●Do not incur any financial debt to any shareholder of the Company or any of its Subsidiaries in excess of US$ 3,000,000, beyond the existing shareholder loans set forth in the consolidated audited financial statements of the Company; provided, however, that any Financial Debt to any such shareholder of the Company or any of its Subsidiaries below US$ 3,000,000, shall not require IFC/Hoche consent so long as such Financial Debt is on market terms or terms more favorable for the Company or any Subsidiaries; ●Do not enter into any obligation outside of the normal course of business with a consideration in excess of 4% of the total assets of the Company as reported in the last available consolidated audit financial statements of the Company for the most recent Financial Year. ●Do not enter into any commitments for acquisitions of other entities (whether by the acquisition of shares, assets, or otherwise) where the aggregate consideration of all such commitments in any financial year is in excess of 4% of the total assets of the Company as reported in the latest available consolidated audited financial statements of the Company for the most recent Financial Year ●Do not incur any financial debt if the Debt-to-Ebitda Ratio of the Company would exceed 3,5x, provided, that for so long as 2 independent directors have not been appointed to the board, the financial entity´s consent shall be required prior to the Company or any Subsidiary incurring additional Financial Debt if the Debt-Ebitda Ratio would exceed 3,25x.
Recognized true-up amount			$ 35,920,000
Aggregate principal amount	$ 115,000,000
Aggregate principal amount percentage	4.75%
Description of debt							Debt issuance costs related to the Senior Notes of $2,142, comprised of commissions payable to the initial purchasers of $1,390 and attorneys’ costs of $752, were allocated to the liability of the Notes based on their relative values.
Maturity date							1 year
Invoices from suppliers							$ 48,138,000	$ 22,426,000	$ 22,486
Other Non cash Items							7,283,000	$ 11,022,000	$ 5,335
Issuance of put option agreements							$ 99,616
IFC [Member]
Borrowings (Details) [Line Items]
Internal rate							15.00%
COP and Libor [Member]
Borrowings (Details) [Line Items]
Internal rate							4.80%
Senior Notes require Procaps, S.A. [Member]
Borrowings (Details) [Line Items]
Description of financial ratios:							●A consolidated total debt of Procaps, S.A., the Company and the other obligors thereunder to consolidated EBITDA for the last twelve months of 3.50:1.00 or less, measured at certain dates of determination and; ●An EBITDA interest coverage ratio (calculated as the consolidated EBITDA for the last twelve months of Procaps, S.A., the Company and the other obligors thereunder divided by the consolidated interest expenses of Procaps, S.A., the Company and the other obligors thereunder) in excess of, or equal to, 3.00:1.00, calculated at certain dates of determination.